Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	December 31,

	2020	2019
Trade receivables	1,195	1,184
Less: allowance for doubtful accounts	(37)	(30)
Less: allowance for sales adjustments	(36)	(34)
Net trade receivables	1,122	1,120
Other receivables (1)	29	47
Trade and other receivables	1,151	1,167
(1) At December 31, 2020 and 2019, includes $11 million and $27 million, respectively, due from Refinitiv. There are no expected credit losses associated with this receivable. See note 31.

Summary of Aging of Gross Trade Receivables
The aging of gross trade receivables at each reporting date was as follows:

	December 31,

	2020	2019
Current	751	806
Past due 1-30 days	195	185
Past due 31-60 days	72	63
Past due 61-90 days	42	36
Past due >91 days	135	94
Balance at December 31	1,195	1,184

Summary of Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts was as follows:

	December 31,

	2020	2019
Balance at beginning of year	30	30
Charges	51	29
Write-offs	(44)	(28)
Disposals of businesses	-	(1)
Balance at end of year	37	30